VOYAGEUR FUND MANAGERS, INC.
                       90 SOUTH SEVENTH STREET, SUITE 4300
                           MINNEAPOLIS, MN 55402-4114
                                February 15, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

     Re:    Voyageur Tax-Exempt Trust, Series 6 (File No. 333-00571)


Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on February 15, 1996.


Very truly yours,


VOYAGEUR FUND MANAGERS, INC.